Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Commitments And Contingencies [Abstract]
Disclosure of contractual obligations [Table Text Block]
Contractual Obligations	Carrying Value	Contractual Cash flows	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
Accounts payable and accruals	$3,251	$3,251	$3,136	$115	$-	$-
Lease liability	451	514	148	302	64	-
Promissory note (Note 9)	17,695	17,876	17,876	-	-	-
Convertible debt (Note 8)	35,753	44,005	-	44,005	-	-
Firm commitments	-	436	64	284	88	-
Total	$57,150	$66,082	$21,224	$44,706	$152	$-